NET REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net Revenues
Business taxes and surcharges	¥ (5,361)		¥ (7,070)	¥ (4,252)
Total net revenues	2,455,571		2,378,635	1,884,875
Net revenues	2,468,074	$ 357,837	2,386,520	1,897,883
Services transferred at a point in time
Net Revenues
Net revenues	144,504		104,607	102,897
Services transferred over time
Net Revenues
Net revenues	2,311,067		2,274,028	1,781,978
Tuition fee
Net Revenues
Net revenues	2,316,428		2,281,098	1,786,230
Certification service fee
Net Revenues
Net revenues	123,064		60,892	41,961
Loan referral service fee
Net Revenues
Net revenues	691		6,332	7,801
Others.
Net Revenues
Net revenues	20,749		37,383	53,135
Guarantee service
Net Revenues
Net revenues	¥ 12,503		¥ 7,885	¥ 13,008